Related Parties - Compensation Paid to Directors (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Related party transactions [abstract]
Remuneration	¥ 683	¥ 691	¥ 732
Bonus	95	101	172
Stock compensation	129	140	125
Total	¥ 907	¥ 932	¥ 1,029